Intangible Assets (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Additions - Cost			$ 27,457
Accelerated amortization - Cost					$ (44,072)
Favorable lease terms - Cost	$ 111,173		111,173		83,716	$ 127,788
Additions - Accumulated Amortization	(5,275)	$ (4,405)	(8,446)	$ (8,519)	(15,861)
Accelerated amortization - Accumulated Amortization					23,546
Favorable lease terms - Accumulated amortization	(73,210)		(73,210)		(64,764)	(72,449)
Additions - Net Book Value			19,011		(15,861)
Accelerated amortization - Net Book Value					(20,526)
Favorable lease terms - Net Book Value	$ 37,963		$ 37,963		$ 18,952	$ 55,339